Statements of Operations - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues
Operating Expenses
Other General & Administrative Expense	16,807	1,727	10,413	3,673	102,420	26,856	39,343	3,673
Total Operating Expenses	16,807	1,727	10,413	3,673	102,420	26,856	39,343	3,673
Profit/(Loss) from operations	(16,807)	(1,727)	(10,413)	(3,673)	(102,420)	(26,856)	(39,343)	(3,673)
Other Income/(Expenses)
Other Income/(Expenses)
Total Other Income/(Expenses)
Net Income/(Loss) before Income Taxes	(16,807)	(1,727)	(10,413)	(3,673)	(102,420)	(26,856)	(39,343)	(3,673)
Income Tax Benefit
Net Income/(Loss)	$ (16,807)	$ (1,727)	$ (10,413)	$ (3,673)	$ (102,420)	$ (26,856)	$ (39,343)	$ (3,673)
Net Loss per Common Share - Basic and Diluted		$ (0)		$ (0)			$ (0)	$ (0)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	730,039,317	730,039,317	730,039,317	730,039,317	730,039,317	730,039,317	730,039,317	730,039,317